Borrowings - Additional Information (Details)	6 Months Ended
Jun. 30, 2015
Debt Instrument [Line Items]
Covenant compliance	As of June 30, 2015, Navios Partners was in compliance with the financial covenants of all of its credit facilities.
Term Loan B including addition
Debt Instrument [Line Items]
Covenant description	The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral and is guaranteed by each subsidiary of Navios Partners. The Term Loan B Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Agreement also provides for customary events of default.
July 2012 Credit Facility
Debt Instrument [Line Items]
Covenant description	The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount of over 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (v) maintain a minimum net worth to $250,000. It is an event of default under the loan facilities if such covenants are not complied with.
September 2014 Credit Facility
Debt Instrument [Line Items]
Covenant description	The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount of over 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (v) maintain a minimum net worth to $250,000. It is an event of default under the loan facilities if such covenants are not complied with.
April 2015 Credit Facility
Debt Instrument [Line Items]
Covenant description	The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; not maintaining Navios Holdings (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The July 2012 Credit Facility, the September 2014 Credit Facility and April 2015 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount of over 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (v) maintain a minimum net worth to $250,000. It is an event of default under the loan facilities if such covenants are not complied with.
Covenant compliance	The April 2015 Credit Facility also requires compliance with certain financial covenants.